Equity Linked Securities, lower strike call option and upper strike warrant - Equity linked securities (Details)	12 Months Ended
	Dec. 31, 2025	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)
Equity Linked Securities, lower strike call option and upper strike warrant
Issue price		$ 550,000,000	¥ 3,953,345,000
Percentage of principal		100.00%	100.00%
Interest rate	0.50%
Term	7 years
Effective interest rate	8.83%